Debt and Credit Facilities - Credit Facilities (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 4,975,000,000
Borrowings, maximum borrowing capacity	4,975,000,000
Line of credit, maximum borrowing capacity	4,975,000,000
Revolving syndicated credit facility, March 9, 2020
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	2,000,000,000.0
Borrowings, maximum borrowing capacity	2,000,000,000.0
Borrowings	350,000,000	$ 0
Line of credit, maximum borrowing capacity	2,000,000,000.0
Revolving syndicated credit facility, June 19, 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	2,000,000,000.0
Borrowings, maximum borrowing capacity	2,000,000,000.0
Borrowings	0	$ 0
Line of credit, maximum borrowing capacity	2,000,000,000.0
Unsecured Non-Revolving Term Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	500
Borrowings, maximum borrowing capacity	500
Line of credit, maximum borrowing capacity	$ 500